Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 6 – OTHER CURRENT LIABILITIES

	As of December 31,
	2017	2016
Accrued payroll and related taxes	$16,424	$16,464
Provision for vacation	5,392	4,862
Accrued expenses	87,975	3,691
Related parties - current account	-	3,286
	$109,791	$28,303